Stock-Based Compensation - Information Regarding Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Jul. 31, 2013
Outstanding options
Outstanding Options, Shares	60,333
Outstanding Options, Weighted Average Remaining Contractual Term	1 year 8 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 11.78
Exercisable Options, Shares	60,333
Exercisable Options, Weighted Average Exercise Price	$ 11.78
Cortelco Systems Holding Corp [Member]
Outstanding options
Outstanding Options, Shares	60,333
Outstanding Options, Weighted Average Remaining Contractual Term	1 year 8 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 11.78
Exercisable Options, Shares	60,333
Exercisable Options, Weighted Average Exercise Price	$ 11.78
Range of Exercise Prices - Range 1 [Member]
Outstanding options
Outstanding Options, Exercise price - lower limit	$ 5.01
Outstanding Options, Exercise price - upper limit	$ 10.00
Outstanding Options, Shares	30,000
Outstanding Options, Weighted Average Remaining Contractual Term	2 years 10 months 24 days
Outstanding Options, Weighted Average Exercise Price	$ 7.15
Exercisable Options, Shares	30,000
Exercisable Options, Weighted Average Exercise Price	$ 7.15
Range of Exercise Prices - Range 1 [Member] | Cortelco Systems Holding Corp [Member]
Outstanding options
Outstanding Options, Exercise price - lower limit	$ 5.01
Outstanding Options, Exercise price - upper limit	$ 10.00
Outstanding Options, Shares	30,000
Outstanding Options, Weighted Average Remaining Contractual Term	2 years 10 months 24 days
Outstanding Options, Weighted Average Exercise Price	$ 7.15
Exercisable Options, Shares	30,000
Exercisable Options, Weighted Average Exercise Price	$ 7.15
Range of Exercise Prices - Range 2 [Member]
Outstanding options
Outstanding Options, Exercise price - lower limit	$ 15.01
Outstanding Options, Exercise price - upper limit	$ 20.00
Outstanding Options, Shares	30,333
Outstanding Options, Weighted Average Remaining Contractual Term	7 months 6 days
Outstanding Options, Weighted Average Exercise Price	$ 16.35
Exercisable Options, Shares	30,333
Exercisable Options, Weighted Average Exercise Price	$ 16.35
Range of Exercise Prices - Range 2 [Member] | Cortelco Systems Holding Corp [Member]
Outstanding options
Outstanding Options, Exercise price - lower limit	$ 15.01
Outstanding Options, Exercise price - upper limit	$ 20.00
Outstanding Options, Shares	30,333
Outstanding Options, Weighted Average Remaining Contractual Term	7 months 6 days
Outstanding Options, Weighted Average Exercise Price	$ 16.35
Exercisable Options, Shares	30,333
Exercisable Options, Weighted Average Exercise Price	$ 16.35